Investment Objectives and Goals	Aug. 25, 2026
PFG American Funds Conservative Income Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks current income.
PFG American Funds Growth Capital Appreciation Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG AMERICAN FUNDS® CAPITAL APPRECIATION STRATEGY FUND
Objective [Heading]	Investment Objective: The Fund seeks capital growth.
PFG Fidelity Institutional AM® Equity Index Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks total return.
PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks growth of capital.
PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG FIDELITY INSTITUTIONAL AM® CORE PLUS BOND STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks current income.
PFG JPMorgan® Tactical Aggressive Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks aggressive growth.
PFG JPMorgan® Tactical Moderate Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s primary objective is capital appreciation
Objective, Secondary [Text Block]	with a secondary objective of income.
PFG BNY Mellon® Diversifier Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG BNY MELLON® DIVERSIFIER STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s primary objective is income
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.
PFG MFS® Aggressive Capital Appreciation Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG MFS® AGGRESSIVE CAPITAL APPRECIATION STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks aggressive growth.
PFG BR Target Allocation Equity Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG BR TARGET ALLOCATION EQUITY STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks growth of capital.
PFG Janus Henderson(R) Balanced Strategy
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG JANUS HENDERSON® BALANCED STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s primary objective is capital appreciation
Objective, Secondary [Text Block]	with a secondary objective of income.
PFG Invesco(R) Equity Factor Rotation Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG INVESCO® EQUITY FACTOR ROTATION STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks aggressive growth.
PFG Meeder Tactical Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG MEEDER TACTICAL STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
PFG Janus Henderson® Tactical Income Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG JANUS HENDERSON® TACTICAL INCOME STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks current income.
PFG PIMCO Active Core Bond Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG PIMCO ACTIVE CORE BOND STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks income.
PFG Global Equity Index Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG GLOBAL EQUITY INDEX STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks growth of capital.
PFG US Equity Index Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG US EQUITY INDEX STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks growth of capital.